Note 6 - Blanket Zimbabwe Indigenisation Transaction - Shareholder Percentages and Facilitation Loan Balances (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 20, 2012	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Shareholding	51.00%	51.00%
NCI Recognized		16.20%
NCI subject to facilitation loans		24.80%
Faciliation loans		$ 30,986	$ 31,052
NIEEF [member]
Statement Line Items [Line Items]
Shareholding	16.00%	16.00%
NCI Recognized		3.20%
NCI subject to facilitation loans		12.80%
Faciliation loans		$ 11,876	11,879
Fremiro [member]
Statement Line Items [Line Items]
Shareholding	15.00%	15.00%
NCI Recognized		3.00%
NCI subject to facilitation loans		12.00%
Faciliation loans		$ 11,466	11,504
Community Trust [member]
Statement Line Items [Line Items]
Shareholding	10.00%	10.00%
NCI Recognized		10.00%
Faciliation loans
BETS [member]
Statement Line Items [Line Items]
Shareholding		10.00%
Faciliation loans		$ 7,644	$ 7,669